Related Party Balances and Transactions (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Loan to related party	¥ 66,166	¥ 50,000	¥ 0
NIO Capital
Related Party Transaction [Line Items]
Loan to related party	66,166	0	0
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.
Related Party Transaction [Line Items]
Loan to related party	¥ 0	¥ 50,000	¥ 0